EQUIPMENT - Schedule of Equipment (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Cost	$ 3,082,905	$ 3,045,183
Accumulated Depreciation	2,539,708	2,373,810
Net Book Value	543,197	671,373
Exploration equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	2,282,277	2,282,277
Accumulated Depreciation	1,909,186	1,802,719
Net Book Value	373,091	479,558
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	800,628	762,906
Accumulated Depreciation	630,522	571,091
Net Book Value	$ 170,106	$ 191,815